Deferred Revenues (Tables)	12 Months Ended
Dec. 31, 2021
Deferred Revenue [Abstract]
Summary of Changes in the total deferred revenues balance
Changes in the total deferred revenues balance were as follows:

	For the Year Ended December 31,
	2021	2020
Beginning balance	$1,802	$845
Deferral of revenues	3,554	3,319
Recognition of deferred revenues	(4,121)	(2,362)
Ending balance	$1,235	$1,802